UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22154

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building Suite 255 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

William M. Thomas One Ferry Building Suite 255 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 677-5870

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF

SCHEDULE OF INVESTMENTS

January 31, 2011 (unaudited)

Investments	Shares	Value

COMMON STOCKS-105.0%
Automobiles & Components-1.5%
General Motors Co.*	243	$8,867
Johnson Controls, Inc.	228	8,753
Toyota Motor Corp. (Japan)(a)	80	6,574
Total Automobiles & Components		24,194

Banks-6.2%
First Horizon National Corp.*	580	6,572
KeyCorp	690	6,141
PNC Financial Services Group, Inc.	407	24,420
SunTrust Banks, Inc.	324	9,859
Wells Fargo & Co.	1,681	54,498
Total Banks		101,490

Capital Goods-9.7%
3M Co.	177	15,562
Boeing Co.	223	15,494
Cummins, Inc.	60	6,353
Eaton Corp.	16	1,727
Embraer SA (Brazil)(a)	304	10,032
General Electric Co.	556	11,198
Lockheed Martin Corp.	474	37,730
Northrop Grumman Corp.	236	16,355
PACCAR, Inc.	455	25,703
Shaw Group, Inc.*	166	6,270
Tyco International Ltd. (Switzerland)	262	11,745
Total Capital Goods		158,169

Commercial & Professional Services-0.9%
RR Donnelley & Sons Co.	838	14,849

Consumer Services-0.5%
Carnival Corp. (Panama)	47	2,101
McDonald’s Corp.	91	6,704
Total Consumer Services		8,805

Diversified Financials-12.2%
Bank of America Corp.	3,651	50,128
Bank of New York Mellon Corp.	282	8,807
Capital One Financial Corp.	257	12,377
Citigroup, Inc.*	4,581	22,081
Goldman Sachs Group, Inc.	67	10,963
JPMorgan Chase & Co.	1,482	66,601
Morgan Stanley	933	27,430
Total Diversified Financials		198,387

Investments	Shares	Value

Energy-12.7%
BP PLC (United Kingdom)(a)	576	$27,343
Chevron Corp.	276	26,201
ConocoPhillips	942	67,315
Exxon Mobil Corp.	240	19,363
Marathon Oil Corp.	354	16,178
Royal Dutch Shell PLC Class B (United Kingdom)(a)	512	36,132
Transocean Ltd. (Switzerland)*	194	15,506
Total Energy		208,038

Food & Staples Retailing-2.8%
CVS Caremark Corp.	378	12,928
Safeway, Inc.	449	9,290
Wal-Mart Stores, Inc.	420	23,549
Total Food & Staples Retailing		45,767

Food, Beverage & Tobacco-2.6%
Altria Group, Inc.	280	6,583
Coca-Cola Co.	135	8,485
Kraft Foods, Inc. Class A	139	4,249
Lorillard, Inc.	53	3,988
PepsiCo, Inc.	185	11,897
Philip Morris International, Inc.	112	6,411
Total Food, Beverage & Tobacco		41,613

Health Care Equipment & Services-0.9%
CIGNA Corp.	92	3,866
Covidien PLC (Ireland)	240	11,393
Total Health Care Equipment & Services		15,259

Insurance-7.9%
ACE Ltd. (Switzerland)	182	11,209
Allstate Corp.	617	19,213
Genworth Financial, Inc. Class A*	1,001	13,583
Hartford Financial Services Group, Inc.	578	16,057
Lincoln National Corp.	377	10,873
MetLife, Inc.	591	27,050
Prudential Financial, Inc.	111	6,828
Travelers Cos., Inc.	137	7,708
XL Group PLC Class A (Ireland)	717	16,434
Total Insurance		128,955

Materials-5.0%
Air Products & Chemicals, Inc.	74	6,456
Celanese Corp. Class A	161	6,680
Cliffs Natural Resources, Inc.	180	15,383
Dow Chemical Co.	309	10,963
International Paper Co.	750	21,660
Newmont Mining Corp.	140	7,710
PPG Industries, Inc.	156	13,148
Total Materials		82,000

Investments	Shares	Value

Media-1.9%
Comcast Corp. Class A	636	$13,636
Interpublic Group of Cos., Inc.*	783	8,370
Time Warner Cable, Inc.	132	8,954
Total Media		30,960

Pharmaceuticals, Biotechnology & Life Sciences-8.7%
Amgen, Inc.*	145	7,987
Eli Lilly & Co.	533	18,532
Johnson & Johnson	411	24,566
Merck & Co., Inc.	1,184	39,273
Novartis AG (Switzerland)(a)	148	8,267
Pfizer, Inc.	2,386	43,473
Total Pharmaceuticals, Biotechnology & Life Sciences		142,098

Real Estate-1.7%
Annaly Capital Management, Inc.	993	17,705
Chimera Investment Corp.	2,350	9,870
Total Real Estate		27,575

Retailing-5.1%
Abercrombie & Fitch Co. Class A	290	14,619
Gap, Inc.	1,519	29,271
Home Depot, Inc.	437	16,068
JC Penney Co., Inc.	550	17,639
Target Corp.	87	4,770
Total Retailing		82,367

Semiconductors & Semiconductor Equipment-3.7%
ASML Holding NV Class G (Netherlands)	130	5,461
Intel Corp.	1,268	27,211
Micron Technology, Inc.*	1,640	17,286
Texas Instruments, Inc.	320	10,851
Total Semiconductors & Semiconductor Equipment		60,809

Software & Services-6.3%
Accenture PLC Class A	45	2,316
CA, Inc.	1,248	29,703
International Business Machines Corp.	181	29,322
MasterCard, Inc. Class A	10	2,365
Microsoft Corp.	1,104	30,608
Oracle Corp.	278	8,904
Total Software & Services		103,218

Technology Hardware & Equipment-6.6%
Apple, Inc.*	40	13,573
Avnet, Inc.*	260	9,261
Cisco Systems, Inc.*	840	17,766
Hewlett-Packard Co.	1,108	50,625
Tyco Electronics Ltd. (Switzerland)	437	15,832
Total Technology Hardware & Equipment		107,057

Telecommunication Services-4.2%
AT&T, Inc.	630	17,338
Vodafone Group PLC (United Kingdom)(a)	1,820	51,615
Total Telecommunication Services		68,953

Investments	Shares	Value

Transportation-0.8%
FedEx Corp.	141	$12,735

Utilities-3.1%
Edison International	339	12,299
Exelon Corp.	591	25,123
Public Service Enterprise Group, Inc.	418	13,556
Total Utilities		50,978

TOTAL COMMON STOCKS (Cost $1,524,526)		1,714,276

PREFERRED STOCK-0.7%
Automobiles & Components-0.7%
General Motors Co. (Cost $10,403)	200	10,862

SHORT-TERM INVESTMENT-5.5%
Bank Deposit-5.5%
Bank of New York Cash Reserve 0.01%† (Cost $90,042)	90,042	90,042

Total Investments-111.2% (Cost $1,624,971)		1,815,180

Liabilities in Excess of Other Assets-(11.2)%		(182,166)

Net Assets-100.0%		$1,633,014

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of January 31, 2011.

RP GROWTH ETF

SCHEDULE OF INVESTMENTS

January 31, 2011 (unaudited)

Investments	Shares	Value

COMMON STOCKS-99.2%
Consumer Discretionary-24.5%
Amazon.com, Inc.*	447	$75,829
Carnival Corp. (Panama)	2,687	120,136
Coach, Inc.	1,493	80,756
Discovery Communications, Inc. Class C*	3,060	103,918
Dollar Tree, Inc.*	2,682	135,656
Gildan Activewear, Inc. Class A (Canada)*	1,567	46,086
Las Vegas Sands Corp.*	1,205	56,020
McDonald’s Corp.	817	60,188
Polo Ralph Lauren Corp. Class A	388	41,586
priceline.com, Inc.*	231	98,988
Starwood Hotels & Resorts Worldwide, Inc.	770	45,407
Target Corp.	865	47,428
Walt Disney Co.	3,612	140,398
Wynn Resorts Ltd.	420	48,859
Yum! Brands, Inc.	1,283	59,993
Total Consumer Discretionary		1,161,248

Energy-3.6%
Devon Energy Corp.	858	76,096
Southwestern Energy Co.*	2,367	93,497
Total Energy		169,593

Financials-23.3%
American Express Co.	3,045	132,092
Blackstone Group LP*	7,337	115,411
Charles Schwab Corp.	5,005	90,340
CME Group, Inc. Class A	420	129,595
Goldman Sachs Group, Inc.	717	117,316
IntercontinentalExchange, Inc.*	642	77,355
KKR & Co. LP*	7,048	105,649
T Rowe Price Group, Inc.	2,150	141,728
TD Ameritrade Holding Corp.	5,600	114,352
Visa, Inc. Class A	1,176	82,144
Total Financials		1,105,982

Healthcare-9.8%
Edwards Lifesciences Corp.*	969	81,677
Express Scripts, Inc.*	1,808	101,844
Intuitive Surgical, Inc.*	347	112,050
Laboratory Corp. of America Holdings*	733	65,904
Perrigo Co.	1,434	104,309
Total Healthcare		465,784

Industrials-6.3%
C.H. Robinson Worldwide, Inc.	647	49,877
Expeditors International of Washington, Inc.	1,067	54,065
Goodrich Corp.	535	48,482
Precision Castparts Corp.	369	52,763
Stericycle, Inc.*	582	45,681
United Parcel Service, Inc. Class B	662	47,413
Total Industrials		298,281

Investments	Shares	Value

Information Technology-21.3%
Akamai Technologies, Inc.*	977	$47,209
Apple, Inc.*	337	114,351
eBay, Inc.*	2,644	80,272
EMC Corp.*	3,295	82,013
Equinix, Inc.*	2,563	226,620
F5 Networks, Inc.*	458	49,638
Google, Inc. Class A*	132	79,247
MasterCard, Inc. Class A	258	61,020
QUALCOMM, Inc.	1,927	104,308
Riverbed Technology, Inc.*	1,279	45,878
Rovi Corp.*	1,254	77,447
Salesforce.com, Inc.*	337	43,520
Total Information Technology		1,011,523

Materials-5.2%
CF Industries Holdings, Inc.	335	45,238
Ecolab, Inc.	1,662	82,585
Monsanto Co.	998	73,233
Praxair, Inc.	523	48,660
Total Materials		249,716

Telecommunication Services-5.2%
American Tower Corp. Class A*	1,679	85,394
Crown Castle International Corp.*	1,915	80,755
SBA Communications Corp. Class A*	2,001	81,641
Total Telecommunication Services		247,790

TOTAL COMMON STOCKS (Cost $3,869,600)		4,709,917

SHORT-TERM INVESTMENT-2.8%
Bank Deposit-2.8%
Bank of New York Cash Reserve 0.01%† (Cost $132,310)	132,310	132,310

Total Investments-102.0% (Cost $4,001,910)		4,842,227

Liabilities in Excess of Other Assets-(2.0)%		(95,201)

Net Assets-100.0%		$4,747,026

*	Non-income producing security.
†	Represents average annualized seven-day yield as of January 31, 2011.

RP FOCUSED LARGE CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

January 31, 2011 (unaudited)

Investments	Shares	Value

COMMON STOCKS-99.1%
Consumer Discretionary-2.0%
Amazon.com, Inc.*	1,147	$194,577

Consumer Staples-3.7%
PepsiCo, Inc.	5,570	358,207

Financials-27.0%
American Express Co.	11,497	498,740
Berkshire Hathaway, Inc. Class B*	5,980	488,865
Goldman Sachs Group, Inc.	2,538	415,267
U.S. Bancorp	18,308	494,316
Visa, Inc. Class A	9,844	687,603
Total Financials		2,584,791

Healthcare-26.8%
Express Scripts, Inc.*	13,253	746,542
Gilead Sciences, Inc.*	13,707	526,075
Intuitive Surgical, Inc.*	1,100	355,201
Perrigo Co.	7,156	520,527
Varian Medical Systems, Inc.*	6,162	416,366
Total Healthcare		2,564,711

Industrials-7.4%
Jacobs Engineering Group, Inc.*	9,095	467,210
Stericycle, Inc.*	3,085	242,142
Total Industrials		709,352

Information Technology-32.2%
Apple, Inc.*	2,542	862,551
Cognizant Technology Solutions Corp. Class A*	3,972	289,757
EMC Corp.*	17,710	440,802
Google, Inc. Class A*	1,116	670,002
Linear Technology Corp.	11,130	387,213
QUALCOMM, Inc.	8,081	437,425
Total Information Technology		3,087,750

TOTAL COMMON STOCKS (Cost $8,188,228)		9,499,388

SHORT-TERM INVESTMENT-1.4%
Bank Deposit-1.4%
Bank of New York Cash Reserve 0.01%† (Cost $131,039)	131,039	131,039

Total Investments-100.5% (Cost $8,319,267)		9,630,427

Liabilities in Excess of Other Assets-(0.5)%		(50,482)

Net Assets-100.0%		$9,579,945

*	Non-income producing security.
†	Represents average annualized seven-day yield as of January 31, 2011.

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2011 (unaudited)

Investments	Principal Amount	Value

MUNICIPAL BONDS-96.3%
Alaska-8.9%
Alaska Industrial Development & Export Authority Revolving Fund Series A
5.000%, 04/01/19	$100,000	$108,787
North Slope Borough of Alaska Series A
5.000%, 06/30/17	100,000	112,198
Total Alaska		220,985

California-10.3%
California State Economic Recovery Series A
5.000%, 07/01/22	100,000	102,326
San Diego Public Facilities Financing Authority Sewer Revenue Series A
5.000%, 05/15/24	150,000	153,669
Total California		255,995

Colorado-4.1%
Denver Colorado City & County Airport Revenue System
5.000%, 11/15/23	100,000	101,547

Florida-5.5%
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group
5.000%, 08/15/14	125,000	136,611

Illinois-3.9%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A
5.500%, 08/15/24	100,000	96,485

Indiana-8.7%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B
5.000%, 02/15/16	100,000	104,935
IPS Multi-School Building Corp Indiana First MTG
5.250%, 01/15/17	100,000	110,440
Total Indiana		215,375

Massachusetts-8.5%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B
4.750%, 09/01/23	100,000	103,011
Commonwealth of Massachusetts General Obligation LN Series E
5.375%, 01/01/18	100,000	108,439
Total Massachusetts		211,450

New Jersey-4.5%
New Jersey Transportation Trust Fund Authority Transportation System Series A
5.500%, 12/15/15	100,000	111,815

New Mexico-4.6%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund C
5.250%, 06/15/18	100,000	112,640

Investments	Principal Amount	Value

New York-9.1%
New York City General Obligation Series C
5.000%, 08/01/15	$100,000	$111,421
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A
5.000%, 03/15/18	100,000	112,728
Total New York		224,149

North Carolina-6.8%
Charlotte, North Carolina Airport Revenue Series B
5.000%, 07/01/16	150,000	167,176

Oklahoma-4.3%
Oklahoma State Municipal Power Authority Supply Systems Revenue Series A
5.000%, 01/01/23	100,000	105,968

Pennsylvania-4.3%
Pennsylvania Higher Educational Facilities Authority Temple University First Series A
5.000%, 04/01/13	100,000	107,258

Texas-8.6%
Harris Country, Texas Series C
5.000%, 08/15/22	100,000	107,918
Lower Colorado River Authority Texas Revenue
5.000%, 05/15/22	100,000	104,828
Total Texas		212,746

Washington-4.2%
FYI Properties Washington Lease Revenue Washington State District Project
5.000%, 06/01/22	100,000	103,295

TOTAL MUNICIPAL BONDS (Cost $2,405,878)		2,383,495

	Shares
SHORT-TERM INVESTMENT- 4.8%
Bank Deposit-4.8%
Bank of New York Cash Reserve 0.01%† (Cost $117,920)	117,920	117,920
Total Investments-101.1% (Cost $2,523,798)		2,501,415
Liabilities in Excess of Other Assets-(1.1)%		(26,225)
Net Assets-100.0%		$2,475,190

†	Represents average annualized seven-day yield as of January 31, 2011.

GRAIL McDONNELL CORE TAXABLE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2011 (unaudited)

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS-47.4%
Fannie Mae-19.0%
2.750%, 02/05/14	$50,000	$52,300
2.375%, 07/28/15	75,000	76,115
4.500%, 02/01/22	31,899	33,566
3.500%, 01/25/24	90,640	93,658
5.000%, 03/01/24	17,584	18,687
6.500%, 03/01/35	6,372	7,135
4.500%, 08/01/39	171,238	175,251
4.000%, 09/01/39	23,767	23,587
Total Fannie Mae		480,299

Freddie Mac Gold-17.7%
3.500%, 09/15/24	23,736	24,323
3.500%, 01/15/25*	35,000	35,943
5.500%, 05/01/35	124,748	133,749
6.500%, 08/01/38	15,217	16,916
6.000%, 10/01/38	61,187	66,488
5.000%, 02/01/40	163,432	171,292
Total Freddie Mac Gold		448,711

Ginnie Mae-10.7%
4.549%, 06/16/28	25,000	26,620
2.210%, 01/16/32*	35,000	35,325
4.298%, 03/16/32	50,000	52,985
1.852%, 07/16/32	24,724	24,854
4.500%, 06/16/34	42,074	44,796
2.169%, 11/16/37	24,840	24,801
6.000%, 12/15/37	21,637	23,818
5.000%, 02/15/40	36,560	38,861
Total Ginnie Mae		272,060
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,190,794)		1,201,070

CORPORATE BONDS-25.3%
Basic Materials-0.5%
Dow Chemical Co.
8.550%, 05/15/19	10,000	12,502

Communications-3.2%
American Tower Corp.
5.050%, 09/01/20	10,000	9,884
AT&T, Inc.
5.800%, 02/15/19	15,000	16,845
Cisco Systems, Inc.
4.450%, 01/15/20	15,000	15,601
Comcast Corp.
5.150%, 03/01/20	10,000	10,461
Telecom Italia Capital SA
6.175%, 06/18/14	15,000	16,000
Verizon Communications, Inc.
6.350%, 04/01/19	10,000	11,543
Total Communications		80,334

Investments	Principal Amount	Value

Consumer, Cyclical-1.7%
AutoZone, Inc.
5.750%, 01/15/15	$15,000	$16,588
Speedway Motorsports, Inc.
8.750%, 06/01/16	25,000	27,375
Total Consumer, cyclical		43,963

Consumer, Non-cyclical-2.5%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	15,000	16,205
BIO-RAD Laboratories, Inc.
4.875%, 12/15/20	15,000	14,663
Boston Scientific Corp.
6.250%, 11/15/15	15,000	16,094
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	15,000	15,364
Total Consumer, Non-cyclical		62,326

Energy-1.2%
Apache Corp.
3.625%, 02/01/21	15,000	14,294
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,069
Total Energy		30,363

Financial-8.7%
ACE INA Holdings, Inc.
5.700%, 02/15/17	15,000	16,571
Caterpillar Financial Services Corp.
5.450%, 04/15/18	15,000	16,671
Citigroup, Inc.
6.125%, 11/21/17	20,000	21,973
Credit Suisse AG
5.400%, 01/14/20	15,000	15,210
Discover Financial Services
6.450%, 06/12/17	10,000	10,519
General Electric Capital Corp.
4.375%, 09/16/20	20,000	19,470
Goldman Sachs Group, Inc.
6.000%, 06/15/20	10,000	10,764
Jefferies Group, Inc.
6.875%, 04/15/21	10,000	10,657
JPMorgan Chase & Co.
5.150%, 10/01/15	20,000	21,530
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	20,000	21,760
MetLife, Inc.
6.400%, 12/15/36	20,000	18,976
Morgan Stanley
4.750%, 04/01/14	20,000	20,773
Willis North America, Inc.
7.000%, 09/29/19	15,000	16,333
Total Financial		221,207

Investments	Principal Amount	Value

Industrial-3.9%
Ball Corp.
7.125%, 09/01/16	$15,000	$16,388
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	15,000	16,759
CSX Corp.
7.375%, 02/01/19	15,000	18,143
Jabil Circuit, Inc.
7.750%, 07/15/16	15,000	17,100
L-3 Communications Corp.
5.875%, 01/15/15	15,000	15,375
Waste Management, Inc.
4.750%, 06/30/20	15,000	15,325
Total Industrial		99,090

Technology-0.7%
Oracle Corp.
6.500%, 04/15/38	15,000	17,044

Utilities-2.9%
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	9,607
Exelon Corp.
4.900%, 06/15/15	15,000	16,012
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	15,739
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	17,026
Southern Power Co.
4.875%, 07/15/15	15,000	16,274
Total Utilities		74,658
TOTAL CORPORATE BONDS (Cost $622,641)		641,487

U.S. GOVERNMENT OBLIGATIONS-14.4%
U.S. Treasury Bond-1.0%
4.375%, 02/15/38	25,000	24,406

U.S. Treasury Inflation Indexed Notes-4.9%
2.000%, 01/15/14	10,000	12,847
1.625%, 01/15/18	73,000	82,426
3.875%, 04/15/29	17,000	29,683
Total U.S. Treasury Inflation Indexed Notes		124,956

U.S. Treasury Notes-8.5%
4.625%, 02/15/17	75,000	84,598
3.125%, 05/15/19	75,000	75,709
6.250%, 08/15/23	45,000	56,060
Total U.S. Treasury Notes		216,367

Investments	Principal Amount	Value
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $356,458)		$365,729

ASSET BACKED SECURITIES-8.9%
Carmax Auto Owner Trust
4.790%, 02/15/13	$49,594	50,696
Honda Auto Receivables Owner Trust
1.980%, 10/24/13	25,000	25,453
Hyundai Auto Receivables Trust
2.450%, 12/15/16	25,000	25,599
Mercedes-Benz Auto Receivables Trust
2.140%, 08/15/16	25,000	25,557
Nissan Auto Receivables Owner Trust
0.870%, 07/15/14	25,000	24,983
Small Business Administration Participation Certificates
3.920%, 10/01/29	47,076	48,178
Toyota Auto Receivables Owner Trust
1.150%, 10/15/14	25,000	24,997
TOTAL ASSET BACKED SECURITIES (Cost $222,914)		225,463

MUNICIPAL BONDS-1.9%
Illinois-1.1%
Greater Chicago Metropolitan Water Reclamation District
5.720%, 12/01/38	30,000	29,171

Ohio-0.8%
Bowling Green State University Ohio General Receipts
5.080%, 06/01/18	20,000	20,578

TOTAL MUNICIPAL BONDS (Cost $50,772)		49,749

	Shares
EXCHANGE TRADED FUNDS-3.1%
iShares iBoxx $ High Yield Corporate Bond Fund	425	39,007
SPDR Barclays Capital High Yield Bond ETF	960	38,870
TOTAL EXCHANGE TRADED FUNDS (Cost $74,184)		77,877

SHORT-TERM INVESTMENT-3.2%
Bank Deposit-3.2%
Bank of New York Cash Reserve 0.01%† (Cost $80,208)	80,208	80,208
Total Investments-104.2% (Cost $2,597,971)		2,641,583
Liabilities in Excess of Other Assets-(4.2)%		(107,373)
Net Assets-100.0%		$2,534,210

†	Represents average annualized seven-day yield as of January 31, 2011.
*	Fair valued security.

January 31, 2011 (unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•                  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

•                  Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•                  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund’s have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (ASC 820-10): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF
Level 1 - Quoted Prices in Active Market
Common Stocks*	$1,714,276	$4,709,917	$9,499,388
Preferred Stock*	10,862	—	—
Bank Deposits	90,042	132,310	131,039
Level 2 — Other Significant Observable Inputs	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—
Total	$1,815,180	$4,842,227	$9,630,427

*Please refer to the schedule of investments to view securities segregated by industry type.

	Grail McDonnell Intermediate Municipal Bond ETF			Grail McDonnell Core Taxable Bond ETF
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Investments in Securities (Level 3)	Total
U.S. Government Agency Obligations	$—	$—	$—	$—	$1,129,802	$71,268	$1,201,070
Corporate Bonds*	—	—	—	—	641,487	—	641,487
U.S. Government Obligations	—	—	—	—	365,729	—	365,729
Asset-Backed Securities	—	—	—	—	225,463	—	225,463
Exchange Traded Funds	—	—	—	77,877	—	—	77,877
Municipal Bonds**	—	2,383,495	2,383,495	—	49,749	—	49,749
Bank Deposits	117,920	—	117,920	80,208	—	—	80,208
Total	$117,920	$2,383,495	$2,501,415	$158,085	$2,412,230	$71,268	$2,641,583

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2011:

Grail McDonnell Core Taxable Bond ETF	U.S. Government Agency Obligations
Balance as of 10/31/2010	$—
Transferred into Level 3	—
Securities purchased	71,268
Amortization Earned	—
Realized gain from sale of security	—
Securities sold	—
Change in unrealized appreciation (depreciation)	—
Balance as of 1/31/2011	$71,268

*                 Please refer to the schedule of investments to view securities segregated by industry type.

**          Please refer to the schedule of investments to view securities segregated by State.

There were no transfers between level 1 and level 2 securities during the period.

The cost basis on investments for Federal income tax purposes at January 31, 2011 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Grail American Beacon Large Cap Value ETF	$1,625,053	$209,859	$(19,732)	$190,127
RP Growth ETF	4,015,622	865,913	(39,308)	826,605
RP Focused Large Cap Growth ETF	8,323,188	1,380,185	(72,946)	1,307,239
Grail McDonnell Intermediate Municipal Bond ETF	2,523,798	8,354	(30,737)	(22,383)
Grail McDonnell Core Taxable Bond ETF	2,597,971	53,135	(9,523)	43,612

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.    Controls and Procedures.

(a)          The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date:	March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date:	March 22, 2011

By:	/s/ Bryan M. Hiser
Bryan M. Hiser
Chief Financial Officer

Date:	March 22, 2011